Consolidated Statements of Changes in Equity - USD ($)	Ordinary Share	Additional paid in capital	Retained Earnings (Accumulated Deficit)	Total
Balance at Jul. 31, 2024	$ 11,917	$ 32,599,985	$ (30,858,148)	$ 1,753,754
Balance (in Shares) at Jul. 31, 2024	662,081
Net loss for the period			(2,270,531)	(2,270,531)
Capital contribution		3,611,000		3,611,000
Issuance of ordinary shares	$ 3,820	4,771,075		4,774,895
Issuance of ordinary shares (in Shares)	212,222
Balance at Jan. 31, 2025	$ 15,737	40,982,060	(33,128,679)	7,869,118
Balance (in Shares) at Jan. 31, 2025	874,303
Balance at Jul. 31, 2025	$ 23,640	45,095,981	(35,456,146)	$ 9,663,475
Balance (in Shares) at Jul. 31, 2025	1,313,373			1,313,373
Net loss for the period			(280,413)	$ (280,413)
Issuance of ordinary shares	$ 9,000	14,825,063		14,834,063
Issuance of ordinary shares (in Shares)	9,000,000
Issuance of warrants		14,485,387		14,485,387
Balance at Jan. 31, 2026	$ 32,640	$ 74,406,431	$ (35,736,559)	$ 38,702,512
Balance (in Shares) at Jan. 31, 2026	10,313,373			10,313,373